The anti-dilutive shares of common stock equivalents for the years ended February 28, 2023 and February 28, 2022 were as follows (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023		Feb. 28, 2022
Class of Stock [Line Items]
Total	396,917,451	1,223,938,916	496,942,251		1,261,773,222
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Total				[1]		[1]
Stock Options and Warrants [Member]
Class of Stock [Line Items]
Total	396,917,451	1,216,845,661	496,942,251		1,256,845,661
Convertible Debt Securities [Member]
Class of Stock [Line Items]
Total		7,093,255			4,927,561

[1]	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at February 28, 2023 and 2022 the dilutive effects would be as follows: